SUPPLEMENTARY CASHFLOW INFORMATION	12 Months Ended
Dec. 31, 2024
SUPPLEMENTARY CASHFLOW INFORMATION
SUPPLEMENTARY CASHFLOW INFORMATION
23	SUPPLEMENTARY CASHFLOW INFORMATION

Cash flows arising from changes in non-cash working capital are summarized below:

	Year Ended December 31,
Cash flows arising from movement in:	2024	2023
Trade and other receivables	(1,431)	(2,013)
Prepaid expenses and other assets	(621)	(133)
Deferred revenue	—	(746)
Trade payables and other liabilities	(1,900)	2,297
Other liabilities - non-current	114	140
Changes in working capital	(3,838)	(455)

Significant non-cash transactions from investing and financing activities are as follows:

		Year Ended December 31,
	Note	2024	2023
Investing Activity
Settlement of deferred consideration for Spin through share issuance	6, 12	(2,139)	(1,104)

Financing Activity
Settlement of convertible debt through share issuance	7	(2,704)	(2,127)

During the year ended December 31, 2024 and 2023, the Company incurred both cash and non-cash interest expense and other financing charges. The following table shows the split as included in the consolidated statement of loss and comprehensive loss for each year:

	Year Ended December 31, 2024			Year Ended December 31, 2023
	Cash	Non-cash	Total	Cash	Non-cash	Total
Interest income	—	—	—	—	—	—
Interest and financing fees	(739)	(164)	(903)	(211)	(1)	(212)
Foreign exchange gain (loss)	(377)	(28)	(405)	67	—	67
Lease interest expense	—	(123)	(123)	(65)	—	(65)
Accretion expense on deferred consideration	—	(428)	(428)	—	(403)	(403)
Accretion expense on convertible debt	—	(1,298)	(1,298)	—	(1,536)	(1,536)
	(1,116)	(2,041)	(3,157)	(209)	(1,940)	(2,149)